Insurance service expenses and other expenditure - Exercise price ranges for options (Details) - SAYE options	12 Months Ended
	Dec. 31, 2023 Options £ / shares	Dec. 31, 2022 Options £ / shares	Dec. 31, 2021 Options £ / shares	Dec. 31, 2020 Options £ / shares
Summary of options exercise price range
Outstanding - Number outstanding | Options	1,671,215	1,858,292	2,000,000.0	2,300,000
Outstanding - Weighted average remaining contractual life (years)	2 years 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Outstanding - Weighted average exercise prices	£ 9.50	£ 10.43	£ 11.61	£ 11.9
Exercisable - Number exercisable | Options	200,000	300,000	200,000
Exercisable - Weighted average exercise prices	£ 10.82	£ 12.48	£ 12.26
Minimum
Summary of options exercise price range
Exercise price	7.37	7.37
Maximum
Summary of options exercise price range
Exercise price	£ 14.55	£ 14.55
Between 7 and 8
Summary of options exercise price range
Outstanding - Number outstanding | Options	700,000	500,000
Outstanding - Weighted average remaining contractual life (years)	3 years 8 months 12 days	4 years 1 month 6 days
Outstanding - Weighted average exercise prices	£ 7.55	£ 7.37
Between 7 and 8 | Minimum
Summary of options exercise price range
Exercise price	7	7	7
Between 7 and 8 | Maximum
Summary of options exercise price range
Exercise price	£ 8	£ 8	£ 8
Between 9 and 10
Summary of options exercise price range
Outstanding - Number outstanding | Options	300,000	400,000	400,000
Outstanding - Weighted average remaining contractual life (years)	1 year 4 months 24 days	2 years 2 months 12 days	3 years 2 months 12 days
Outstanding - Weighted average exercise prices	£ 9.64	£ 9.64	£ 9.64
Exercisable - Number exercisable | Options	100,000
Exercisable - Weighted average exercise prices	£ 9.64
Between 9 and 10 | Minimum
Summary of options exercise price range
Exercise price	9	9	9
Between 9 and 10 | Maximum
Summary of options exercise price range
Exercise price	£ 10	£ 10	£ 10
Between 11 and 12
Summary of options exercise price range
Outstanding - Number outstanding | Options	600,000	800,000	1,200,000
Outstanding - Weighted average remaining contractual life (years)	2 years	2 years 4 months 24 days	2 years 8 months 12 days
Outstanding - Weighted average exercise prices	£ 11.59	£ 11.48	£ 11.38
Exercisable - Number exercisable | Options		200,000	100,000
Exercisable - Weighted average exercise prices		£ 11.12	£ 11.04
Between 11 and 12 | Minimum
Summary of options exercise price range
Exercise price	11	11	11
Between 11 and 12 | Maximum
Summary of options exercise price range
Exercise price	12	12	12
Between 12 and 13 | Minimum
Summary of options exercise price range
Exercise price	12	12	12
Between 12 and 13 | Maximum
Summary of options exercise price range
Exercise price	£ 13	£ 13	£ 13
Between 13 and 14
Summary of options exercise price range
Outstanding - Number outstanding | Options	100,000	100,000	200,000
Outstanding - Weighted average remaining contractual life (years)	4 months 24 days	1 year 4 months 24 days	1 year 7 months 6 days
Outstanding - Weighted average exercise prices	£ 13.94	£ 13.94	£ 13.94
Exercisable - Number exercisable | Options	100,000		100,000
Exercisable - Weighted average exercise prices	£ 13.94		£ 13.94
Between 13 and 14 | Minimum
Summary of options exercise price range
Exercise price	13	13	13
Between 13 and 14 | Maximum
Summary of options exercise price range
Exercise price	14	£ 14	£ 14
Between 14 and 15
Summary of options exercise price range
Outstanding - Number outstanding | Options		100,000	200,000
Outstanding - Weighted average remaining contractual life (years)		4 months 24 days	1 year 4 months 24 days
Outstanding - Weighted average exercise prices		£ 14.55	£ 14.55
Exercisable - Number exercisable | Options		100,000
Exercisable - Weighted average exercise prices		£ 14.55
Between 14 and 15 | Minimum
Summary of options exercise price range
Exercise price	14	14	14
Between 14 and 15 | Maximum
Summary of options exercise price range
Exercise price	£ 15	£ 15	£ 15